Federated Municipal Securities Income Trust

Federated Ohio Municipal Income Fund

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUS(ES)

The Funds listed above are each entering into an Agreement and Plan of Reorganization (Agreement) pursuant to which certain classes of each Fund would acquire substantially all of the assets of certain other classes and funds as described below. If the Agreements, and related reorganization transactions, are approved by the Acquired Fund Shareholders, and the applicable reorganization transaction consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in each Fund's Summary Prospectus and the summary section of each Fund's Statutory Prospectus shall be deemed changed as described below.

Federated Ohio Municipal Income Fund

"The Fund is entering into an Agreement pursuant to which the Class A Shares of the Fund would acquire substantially all of the assets of Huntington Ohio Tax-Free Fund, a portfolio of Huntington Funds, in exchange for Class A Shares of the Fund, which will be distributed pro rata by Huntington Ohio Tax-Free Fund to its holders of its Class A and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Huntington Ohio Tax-Free Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for May 16, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the November 1, 2014 date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Class A Shares and Class F Shares, dated October 31, 2013, shall be deemed changed to May 1, 2015, with respect to the Class A Shares of the Fund only."